Jul. 28, 2021
PSYK ETF
PSYK ETF
Investment Objective
The PSYK ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Enhanced Consciousness Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.90%
Less Fee Waiver[2]	0.15%
Total Annual Fund Operating Expenses After Fee Wavier	0.75%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$77	$272

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Enhanced Consciousness Index
The Index is a rules-based index that tracks the performance of a portfolio of companies that have business activity in the fields of psychedelic treatment used to address medical conditions in legal pharmacological applications under the applicable country’s laws. Psychedelic drugs are a group of substances that are used to change and enhance sensory perceptions, thought processes, and energy levels. If fewer than 25 psychedelic treatment companies qualify for inclusion in the Index, the Index will also include medical cannabis companies. Medical cannabis refers to the use of parts of the cannabis plant for the treatment of a variety of diseases or medical conditions. The Index uses a natural language processing algorithm to review publicly available data to identify companies that have business activity in the fields of psychedelic treatment (or medical cannabis, if applicable).
Construction of the Index begins with the universe of equity securities and depositary receipts (including depositary receipts of companies in developed or emerging markets) that have their primary listing on an exchange in the United States or Canada, have a market capitalization of at least $100 million ($80 million for companies already included in the Index), and meet certain liquidity thresholds (collectively, the “Index Universe”).
Companies are selected for inclusion in the Index by Solactive AG (“Solactive”), using ARTIS®, Solactive’s proprietary natural language processing algorithm. ARTIS uses key words to review large volumes of publicly available data, such as company annual reports, published business descriptions, company publications, and financial news reports, which Solactive believes will identify and classify companies as having business activity in the fields of psychedelic treatment or medical cannabis and then ranks the companies based on the number and quality of key word “hits” in the company’s data. The ARTIS classification system considers the frequency, relevance, and context of key words found in the company’s data. The ARTIS classification system is different than traditional classification systems because it utilizes natural language processing, such as key word searching, whereas traditional classifications systems may utilize backward looking metrics, such as a company’s past profits or revenue, to determine the classification of a company. Solactive then reviews the rankings provided by ARTIS for relevance and removes companies that were incorrectly identified as psychedelic treatment companies (or medical cannabis, if applicable).
At the time of each reconstitution of the Index, the top ranked 25 psychedelic treatment companies are added successively by their ranking and weighted based on their market capitalization. If there are fewer than 25 psychedelic treatment companies included in the Index after this process, medical cannabis companies are added successively and weighted based on their market capitalization until there is a minimum of 25 Index components. Index constituents are weighted based on their market capitalization, subject to a minimum weighting of 0.2% for all Index components and a maximum weighting of 7% for psychedelic treatment companies and 4% for medical cannabis companies. For companies that have a market capitalization greater than $100 billion, the maximum weighting of that company is 2.5%. Additionally, the aggregate weight of companies with an individual weight greater than 5% is capped at 45%, and any remaining companies are capped at 4.5%.
The Index tracks companies that are involved in the development of regulated and controlled pharmaceuticals and therapies, under the applicable country’s laws, in the psychedelics and medical cannabis industries that could potentially be used to confront specific illnesses that are not being fully addressed with currently available treatments. To date, no psychedelic drug product other than ketamine has received marketing approval on the basis of safety and efficacy from the U.S. Food and Drug Administration (“FDA”) or Health Canada (Canada’s governmental agency responsible for national health policy) and, accordingly, may not be commercially marketed or sold. Companies with business operations in these fields include companies that develop pharmaceuticals and therapies using psychedelics or medical cannabis for the potential treatment of medical conditions. Psychedelics, sometimes referred to as hallucinogens, are substances that alter perception, mood, and cognitive processes. Ketamine is a dissociative drug that is sometimes labeled a psychedelic and may produce psychedelic effects. Ketamine-based products have been approved by the FDA for certain therapeutics. Medical cannabis, including hemp, is used for a variety of commercial products because it may contain chemical compounds, such as tetrahydrocannabinol (“THC”) and cannabidiol (“CBD”) or have other properties that researchers are exploring as potential treatments for certain health conditions and wellness uses.
The Index is reconstituted annually on the first Wednesday in March based on information as of ten business days before the scheduled reconstitution date. The Index is rebalanced quarterly on the first Wednesday in each March, June, September, and December.
As of June 30, 2021, the Index was composed of 25 constituents, 17 of which were classified by Solactive as psychedelic treatment companies and eight of which were classified by Solactive as medical cannabis companies. The Index was developed in 2021 and is owned by Elemental Advisors LLC (the “Index Provider”). The Index is administered and calculated by Solactive, the Index calculation agent. The Index Provider is independent of Solactive, the Fund, and the Fund’s investment adviser.
The Fund’s Investment Strategy
The Fund will not invest directly in or hold ownership in any companies that engage in psychedelics- or cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Accordingly, the Fund does not currently invest (directly or indirectly) in companies located in the United States if their psychedelics- or cannabis-related business activities are illegal under U.S. federal law, even if such activities are legal under state law.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
The Fund expects to invest a significant portion of its assets in small- and mid-cap companies. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Associated Risks of Psychedelic Treatment Companies. In Canada, certain psychedelic drugs, including psilocybin, are classified as Schedule III drugs under the Controlled Drugs and Substances Act (“CDSA”) and as such, medical and recreational use is illegal under Canadian federal law. In the United States, most psychedelic drugs, including psilocybin, are classified as Schedule I drugs under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811) and as such, medical and recreational use is illegal. There is no guarantee that psychedelic drugs or psychedelic inspired drugs will ever be approved for a therapeutic or medicinal use in either jurisdiction.
In the United States, the U.S. Drug Enforcement Administration (“DEA”) scheduling determinations for removing a substance from Schedule I are dependent on FDA approval of a substance or a specific formulation of a substance for therapeutic or medicinal use. Unless and until psilocybin, psilocin, or other psychedelics-based products receive FDA approval, such products are prohibited from sale, which limits the growth opportunities for certain companies held by the Fund. Even if approved by the FDA, the manufacture, importation, exportation, domestic distribution, storage, sale, and legitimate use of such products will continue to be subject to a significant degree of regulation by the DEA. There can be no guarantees that such approvals or administrative actions will happen or be favorable for psychedelics companies. Such actions may be subject to lengthy delays and may require lengthy and expensive clinical trials. Additionally, therapies containing controlled substances may generate public controversy and carry reputational risk. Political and social pressures and adverse publicity could lead to delays in approval of, and increased expenses for, psychedelics companies and any future therapeutic candidates they may develop. All of these factors and others may prevent psychedelics companies from becoming profitable, which may materially affect the value of certain Fund investments. In addition, psychedelics companies are subject to the risks associated with the pharmaceutical industry, as well as the risks associated with cannabis companies described below.
•Cannabis-Related Companies Risk. The companies in which the Fund invests are subject to various laws, regulations, and guidelines relating to the cultivation, production, manufacture, management, transportation, storage, and disposal of cannabis, as well as those relating to health and safety, the conduct of operations, and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future, or they may not be permitted under federal law, in which case such company may not be in a position to carry on its operations in its current locations or may be subject to administrative, civil, or criminal enforcement and/or forfeiture action brought by regulatory, law enforcement, or governmental authorities. Additionally, controlled substance legislation differs between countries, and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to develop, produce, or sell their products. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for sales and services, and set limitations on cannabis use, production, processing transportation, sale, marketing and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate, manufacture, process, transport, store, market, sell, or research cannabis-based products. In addition, cannabis-related companies are subject to the risks associated with the agricultural and pharmaceutical industries.
◦Canadian Regulation of Cannabis. The Cannabis Act, along with the related provincial and territorial legislation regulating adult use, distribution, and sales, came into force on October 17, 2018 and implemented a legal framework in Canada for the production, distribution, sale, and possession of both medical and adult use cannabis. However, there can be no assurance that Canadian federal, provincial, or territorial laws regulating cannabis will not be repealed or overturned or that governmental authorities will not limit the application of such laws within their respective jurisdictions. If governmental authorities begin to enforce certain laws relating to cannabis in jurisdictions where the sale and use of cannabis is currently legal or regulated, or if existing laws are repealed or curtailed, the Fund’s investments may be materially and adversely affected notwithstanding.
The cultivation, distribution, sale, and disposal of cannabis, among other things, remains subject to extensive regulatory oversight under the Cannabis Act and the various provincial and territorial regulatory regimes. Such extensive controls and regulations may significantly affect the financial condition of market participants, and prevent the realization of such market participants of any benefits from an expanded market for recreational cannabis products.
◦U.S. Regulation of Cannabis. Cannabis is a Schedule I controlled substance under the CSA, meaning that under federal law, it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed, used, or sold in the United States. Despite the fact that many states have legalized cannabis to some degree, the CSA makes it a federal crime to cultivate, manufacture, process, transport, store, market, sell, or possess cannabis.
Actions by federal regulatory agencies, such as increased enforcement of federal cannabis laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (“U.S. DOJ”), could produce a chilling effect on the industry’s growth and further discourage banks from expanding their services to cannabis-related companies where such services are currently limited notwithstanding cannabis banking guidance provided by the Financial Crimes Enforcement Network of the U.S. Department of Treasury (“FINCEN”). This conflict between the regulation of cannabis under federal and state laws creates risk for all cannabis-related companies.
Cannabis has not been approved for any medicinal use by the FDA. The agency has, however, approved one cannabis-derived drug product and three synthetic THC drug products. Cannabis-related companies in the U.S. that engage in legal medical or pharmaceutical research or the legal production and distribution of the foregoing FDA-approved drug products, must be registered with the DEA to perform such activities and must comply with extensive and strict DEA requirements related to, among other areas, security, control, recordkeeping, reporting and inventory management to prevent drug loss and diversion. Such companies must also comply with FDA requirements, such as, but not limited to those relating to the conduct of pre-clinical and clinical research, drug manufacturing, drug promotion, and drug distribution. Any failure to comply with regulatory requirements may result in enforcement actions that may be costly, time consuming, or prevent companies from operating. States may also have laws regulating cannabis that are in addition to federal laws. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not make direct investments in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal law and regulations, thus allowing them to legally handle the product throughout the United States.
•Currency Exchange Rate Risk. The underlying foreign shares of ADRs in which the Fund invests may be denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the ADRs and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
•Emerging Markets Risk. The Fund may hold the securities of emerging markets companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of depositary receipts trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the depositary receipts may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares. Investments in depositary receipts that provide exposure to securities traded in emerging markets may additionally involve substantial risk due to limited information; different accounting, auditing and financial reporting standards; a country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Canada. Because the Fund invests a significant portion of its assets in Canadian companies, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
•Index Methodology Risk. The Index may not include all psychedelic treatment or medical cannabis companies around the globe because the Index includes only those companies in the Index Universe. In addition, ARTIS may not identify companies that would otherwise have been included in the Index if the publicly available data for those companies had used the key words analyzed by the algorithm. ARTIS has a limited ability to recognize key words in context of relevant business exposure to psychedelic treatment and medical cannabis, and the frequency of key words is not necessarily indicative of relevancy. The Index’s use of natural language processing may result in the Index including cannabis-related companies that are not focused on addressing medical conditions with medical cannabis or companies that discuss psychedelics or medical cannabis in publicly available data but do not have business activity in the fields of psychedelic treatment used to address medical conditions. In addition, ARTIS may identify companies for inclusion in the Index that may derive only a small portion of revenue or profits from the development and use of psychedelics to address medical conditions.
•Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
•Market Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid- and small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid- and small-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Passive Investment Risk. The Fund is not actively managed, and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index, the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Pharmaceutical companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Pharmaceutical companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. A pharmaceutical company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Pharmaceutical companies, including psychedelic treatment companies, are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.
•Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.psyk-etf.com.